RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2014
Related Party Transactions [Abstract]
Schedule of leasing transactions with related party
A summary of leasing transactions with Ship Finance during the three and six months ended June 30, 2014 and June 30, 2013 is as follows:

	Three months ended June 30,		Six months ended June 30,
(in thousands of $)	2014	2013	2014	2013
Charter hire paid (principal and interest) - continuing operations	31,434	35,887	62,920	72,646
Charter hire paid (principal and interest) - discontinued operations	—	—	—	434
Lease termination (payments) receipts - continuing operations	—	(2,072)	—	7,299
Lease termination payments - discontinued operations	—	—	—	(928)
Contingent rental expense - continuing operations	1,804	—	13,504	—
Remaining lease obligation	709,797	851,027	709,797	851,027

Schedule of net earnings loss from related party companies
A summary of net amounts earned (incurred) from related parties, excluding Ship Finance lease related transactions above, during the three and six months ended June 30, 2014 and June 30, 2013 is as follows:

	Three months ended June 30,		Six months ended June 30,
(in thousands of $)	2014	2013	2014	2013
Seatankers Management Co. Ltd	561	331	1,101	596
Golar LNG Limited	419	502	895	1,032
Golar LNG Partners LP	22	35	87	70
Ship Finance International Limited	1,823	1,235	3,108	2,582
Golden Ocean Group Limited	968	753	1,867	1,526
Frontline 2012 Ltd	2,590	1,695	5,172	3,335
Bryggegata AS	(545)	(370)	(1,051)	(753)
Arcadia Petroleum Limited	165	4,246	354	7,060
Seadrill Limited	815	323	1,273	648
North Atlantic Drilling Limited	128	15	259	30
Archer Limited	114	98	255	197
Deep Sea Supply Plc	34	10	82	21
Aktiv Kapital ASA	—	1	—	7
CalPetro Tankers (Bahamas I) Limited	14	14	28	27
CalPetro Tankers (Bahamas II) Limited	14	14	28	27
CalPetro Tankers (IOM) Limited	14	14	28	27

Schedule of related party receivables and payables
A summary of balances due from related parties as at June 30, 2014 and December 31, 2013 is as follows:

(in thousands of $)	2014	2013
Ship Finance International Limited	3,107	2,272
Seatankers Management Co. Ltd	400	394
Archer Limited	114	8
Golar LNG Limited	1,364	942
Northern Offshire Ltd	13	13
Golden Ocean Group Limited	533	1,219
Seadrill Limited	913	1,478
North Atlantic Drilling Limited	284	75
Frontline 2012 Ltd	4,716	2,860
CalPetro Tankers (Bahamas I) Limited	14	14
CalPetro Tankers (Bahamas II) Limited	14	14
CalPetro Tankers (IOM) Limited	14	14
Deep Sea Supply Plc	27	4
Aktiv Kapital Ltd	—	6
Arcadia Petroleum Limited	164	174
	11,677	9,487
A summary of balances due to related parties as at June 30, 2014 and December 31, 2013 is as follows:

(in thousands of $)	2014	2013
Ship Finance International Limited	(19,681)	(8,528)
Seatankers Management Co. Ltd	(575)	(506)
Golar LNG Limited	(69)	(155)
Golden Ocean Group Limited	(691)	(1,047)
Frontline 2012 Ltd	(3,166)	(1,183)
	(24,182)	(11,419)